March 13, 2007

                               U.S. Securities and
                               Exchange Commission
                               100 F Street, N.E.
                              Washington, DC 20549

     Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                              (File No. 811-07975)

SP Advisor Variable Annuity
(File No.: 333-62242)
 SP Annuity One/Plus Variable Annuity
(File No.: 333-49230)
SP FlexElite Variable Annuity
(File No.: 333-99275)
SP Select Variable Annuity
(File No.: 333-62238)

Dear Commissioners:


On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life of New Jersey has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.


In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

 Filer/Entity:             American Skandia Trust
 Registration No.:         811-05186
 CIK No.:                  0000814680
 Accession No.:            0001209286-07-000057
 Date of Filing:           03/12/2007

 Filer/Entity:             Evergreen Variable Annuity Trust Fund
 Registration No.:         811- 08716
 CIK No.:                  0000928754
 Accession No.:            0001379491-07-000024
 Date of Filing:           02/28/2007

Filer/Entity:              Gartmore Variable Insurance Trust
Registration No.           811-03213
CIK No.:                   0000353905
Accession No.:             0001193125-07-048074
Date of Filing:            03/07/2007

Filer/Entity:              Janus Aspen Series
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0001104659-07-013367
Date of Filing:            02/23/2007

Filer/Entity:              The Prudential Series Fund
Registration No.:          811-03623
CIK No.:                   0000711175
Accession No.:             0001193125-07-051163
Date of Filing:            03/12/2007

If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

 /s/ C. Christopher Sprague
 C. Christopher Sprague
 Vice President, Corporate Counsel






                                 March 13, 2007

                       Securities and Exchange Commission
                               100 F Street, N.E.
                              Washington, DC 20549

     Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                              (File No. 811-07975)



Discovery Choice Variable Annuity
(File No. 333-86083)

Discovery Select Variable Annuity
(File No. 333-18117)

Dear Commissioners:


On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life of New Jersey has transmitted to the contractholders of the above-referenced variable annuities the annual report of each applicable underlying fund, for the period ended December 31, 2006. As indicated by the filing information set forth below, those annual reports were filed with the Commission, and we incorporate those filings by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.


In addition to information transmitted herewith, we incorporate by reference the annual reports with respect to the following underlying mutual funds:

Filer/Entity: AIM Variable Insurance Funds
Registration No.: 811-07452
CIK No.: 0000896435
Accession No.: 000095013407-003966
Date of Filing: 02/23/2007

Filer/Entity: AllianceBernstein Variable Products Series Fund Inc. Registration No.: 811-05398
CIK No.: 0000825316
Accession No.: 0001379491-07-000036
Date of Filing: 03/05/2007

Filer/Entity: American Century Variable Portfolios, Inc.
Registration No.: 811-05188
CIK No.: 0000814680
Accession No.: 0000814680-07-000006
Date of Filing: 02/23/2007

Filer/Entity: Credit Suisse Trust
Registration No.: 811-07261
CIK No.: 0000941568
Accession No.: 0001104659-07-017643
Date of Filing: 03/09/2007

Filer/Entity: Davis Variable Account Fund, Inc.
Registration No.: 811-09293
CIK No.: 0001084060
Accession No.: 0001084060-07-000002
Date of Filing: 02/26/2007

Filer/Entity: Dreyfus Variable Investment Funds, Inc.
Registration No.: 811-05125
CIK No.: 0000813383
Accession No.: 0000813383-07-000003
Date of Filing: 02/21/2007

Filer/Entity: Franklin Templeton Variable Insurance Products Trust Registration No.: 811-05583
CIK No.: 0000837274
Accession No.: 0001193125-07-044106
Date of Filing: 03/01/2007

Filer/Entity: Janus Aspen Series - Institutional Shares
Registration No.: 811-07736
CIK No.: 0000906185
Accession No.: 0001104659-07-013367
Date of Filing: 02/23/2007

Filer/Entity: MFS Variable Insurance Trust
Registration No.: 811-08326
CIK No.: 0000918571
Accession No.: 0000950156-07-000116
Date of Filing: 02/28/2007

Filer/Entity: Premier VIT
Registration No.: 811-08512
CIK No.: 0000923185
Accession No.: 0001104659-07-017009
Date of Filing: 03/07/07

Filer/Entity: T. Rowe Price Equity Series Inc. - Equity Income
Portfolio
Registration No.: 811-07143
CIK No.: 0000918294
Accession No.: 0000918294-07-000017
Date of Filing: 02/26/2007

Filer/Entity: T. Rowe Price International Series, Inc. International Stock Portfolio
Registration No.: 811-07145
CIK No.: 0000918292
Accession No.: 0000918292-07-000002
Date of Filing: 02/26/2007

Filer/Entity The Prudential Series Fund
Registration No.: 811-03623
CIK No.: 0000711175
Accession No.: 0001193125-07-051163
Date of Filing: 03/12/2007


If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President and Corporate Counsel






                                 March 13, 2007

                     U.S. Securities and Exchange Commission

                               100 F Street, N.E.
                              Washington, DC 20549

     Re: Pruco Life of New Jersey Flexible Premium Variable Annuity Account
                              (File No. 811-07975)

Premier Variable Annuity
(File No.: 333-131035)


                               Dear Commissioners:


On behalf of Pruco Life Insurance Company of New Jersey and the Pruco Life of New Jersey Flexible Premium Variable Annuity Account (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that Pruco Life of New Jersey has transmitted to the contractholders of the above-referenced variable annuity the annual report of the applicable underlying fund, for the period ended December 31, 2006. As indicated by the filing information set forth below, this annual report was filed with the Commission, and we incorporate the filing by reference in this filing solely for purposes of meeting our obligations under Rule 30b2-1.


In addition to information transmitted herewith, we incorporate by reference the annual report with respect to the following underlying mutual fund:

Filer/Entity:              American Skandia Trust
Registration No.:          811-05186
CIK No.:                   0000814680
Accession No.:             0001209286-07-000057
Date of Filing:            03/12/2007


If you have any questions regarding this filing, please contact me at (973) 802-6997.

Sincerely,

/s/ C. Christopher Sprague
C. Christopher Sprague
Vice President and Corporate Counsel